Global Opportunities Fund | Oppenheimer Global Opportunities Fund
Investment Objective. The Fund seeks capital appreciation consistent with preservation of principal, while providing current income.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 12 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Global Opportunities Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Global Opportunities Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.26%	0.52%	0.27%	0.38%	0.18%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.23%	2.24%	1.99%	1.60%	0.90%
Fee Waiver and Expense Reimbursement	[1]	(0.01%)	(0.12%)	(0.01%)	(0.02%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.22%	2.12%	1.98%	1.58%	0.89%
[1]
The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Global Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	944	1,215	1,986
Class B	717	996	1,402	2,094
Class C	303	630	1,082	2,339
Class N	262	507	876	1,913
Class Y	91	287	500	1,112

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Global Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	944	1,215	1,986
Class B	217	696	1,202	2,094
Class C	203	630	1,082	2,339
Class N	162	507	876	1,913
Class Y	91	287	500	1,112

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. The portfolio manager expects some of those securities to pay dividends, which would produce income for the Fund. The Fund currently emphasizes investments in equities, but it may also invest in debt securities and may invest up to 25% of its assets in "lower-grade" securities, commonly known as "junk bonds." The Fund is not required to allocate any set percentage of its assets to any particular country or allocate any set percentage to seek capital appreciation or income.
Typically, the Fund invests in a number of different countries and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets. As a fundamental policy, the Fund normally will invest in at least four countries, including the United States.
The Fund does not limit its investments to companies in a particular capitalization range, but currently invests a substantial portion of its assets in small- and mid-sized companies (currently, those having a market capitalization less than  $11 billion).
The portfolio manager looks for U.S. and foreign companies with high growth potential that he believes have reasonably priced stocks in relation to overall stock market valuations. The portfolio manager looks for growth opportunities such as companies in industries with substantial barriers to new competition, for example, businesses with high start-up costs or patent protection. The Fund may also invest in securities of issuers in "special situations," such as mergers, reorganizations, restructurings or other unusual events.
The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. At times, the Fund might seek to take advantage of changes in the business cycle by investing in companies or industries that are sensitive to those changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in these factors which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.
Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/GlobalOpportunitiesFund

Sales charges and taxes are not included in the calculations and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 33.92% (2nd Qtr 09) and the lowest return was -25.26% (3rd Qtr 02). For the period from January 1, 2010 through December 31, 2010 the cumulative return before taxes was 12.63%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Global Opportunities Fund		Inception Date	1 Year	5 Years	10 Years
Class A		Oct 22, 1990	6.15%	4.50%	6.21%
Class A After Taxes on Distributions			6.00%	2.47%	4.99%
Class A After Taxes on Distributions and Sales			4.20%	2.95%	4.87%
Class B		Oct 10, 1995	6.61%	4.63%	6.34%
Class C		Dec 1, 1993	10.79%	4.95%	6.03%
Class N		Mar 1, 2001	11.20%	5.39%	7.39%
Class Y		Feb 1, 2001	12.95%	6.11%	6.76%
MSCI World Index			11.76%	2.43%	2.31%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]				3.07%
(reflects no deduction for fees, expenses or taxes)	[2]				2.13%
[1]	From 2-28-01
[2]	From 1-31-01

Global Opportunities Fund | Oppenheimer Global Opportunities Fund
Investment Objective. The Fund seeks capital appreciation consistent with preservation of principal, while providing current income.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 12 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oppenheimer Global Opportunities Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oppenheimer Global Opportunities Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.26%	0.52%	0.27%	0.38%	0.18%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.23%	2.24%	1.99%	1.60%	0.90%
Fee Waiver and Expense Reimbursement	[1]	(0.01%)	(0.12%)	(0.01%)	(0.02%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.22%	2.12%	1.98%	1.58%	0.89%
[1]
The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer Global Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	944	1,215	1,986
Class B	717	996	1,402	2,094
Class C	303	630	1,082	2,339
Class N	262	507	876	1,913
Class Y	91	287	500	1,112

If shares are not redeemed
Expense Example, No Redemption Oppenheimer Global Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	693	944	1,215	1,986
Class B	217	696	1,202	2,094
Class C	203	630	1,082	2,339
Class N	162	507	876	1,913
Class Y	91	287	500	1,112

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. The portfolio manager expects some of those securities to pay dividends, which would produce income for the Fund. The Fund currently emphasizes investments in equities, but it may also invest in debt securities and may invest up to 25% of its assets in "lower-grade" securities, commonly known as "junk bonds." The Fund is not required to allocate any set percentage of its assets to any particular country or allocate any set percentage to seek capital appreciation or income.
Typically, the Fund invests in a number of different countries and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets. As a fundamental policy, the Fund normally will invest in at least four countries, including the United States.
The Fund does not limit its investments to companies in a particular capitalization range, but currently invests a substantial portion of its assets in small- and mid-sized companies (currently, those having a market capitalization less than  $11 billion).
The portfolio manager looks for U.S. and foreign companies with high growth potential that he believes have reasonably priced stocks in relation to overall stock market valuations. The portfolio manager looks for growth opportunities such as companies in industries with substantial barriers to new competition, for example, businesses with high start-up costs or patent protection. The Fund may also invest in securities of issuers in "special situations," such as mergers, reorganizations, restructurings or other unusual events.
The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. At times, the Fund might seek to take advantage of changes in the business cycle by investing in companies or industries that are sensitive to those changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in these factors which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.
Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/GlobalOpportunitiesFund

Sales charges and taxes are not included in the calculations and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 33.92% (2nd Qtr 09) and the lowest return was -25.26% (3rd Qtr 02). For the period from January 1, 2010 through December 31, 2010 the cumulative return before taxes was 12.63%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Global Opportunities Fund		Inception Date	1 Year	5 Years	10 Years
Class A		Oct 22, 1990	6.15%	4.50%	6.21%
Class A After Taxes on Distributions			6.00%	2.47%	4.99%
Class A After Taxes on Distributions and Sales			4.20%	2.95%	4.87%
Class B		Oct 10, 1995	6.61%	4.63%	6.34%
Class C		Dec 1, 1993	10.79%	4.95%	6.03%
Class N		Mar 1, 2001	11.20%	5.39%	7.39%
Class Y		Feb 1, 2001	12.95%	6.11%	6.76%
MSCI World Index			11.76%	2.43%	2.31%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]				3.07%
(reflects no deduction for fees, expenses or taxes)	[2]				2.13%
[1]	From 2-28-01
[2]	From 1-31-01

Shareholder Fees (Oppenheimer Global Opportunities Fund)	0 Months Ended
Feb. 14, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (Oppenheimer Global Opportunities Fund)	0 Months Ended
	Feb. 14, 2011
Class A
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.22%
Class B
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.12%
Class C
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.99%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.98%
Class N
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.58%
Class Y
Operating Expenses:
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%

[1]
The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.

Average Annual Total Returns (Oppenheimer Global Opportunities Fund)	0 Months Ended
Feb. 14, 2011
Class A
Average Annual Return:
1 Year	6.15%
5 Years	4.50%
10 Years	6.21%
Inception Date	Oct 22, 1990
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	6.00%
5 Years	2.47%
10 Years	4.99%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.20%
5 Years	2.95%
10 Years	4.87%
Class B
Average Annual Return:
1 Year	6.61%
5 Years	4.63%
10 Years	6.34%
Inception Date	Oct 10, 1995
Class C
Average Annual Return:
1 Year	10.79%
5 Years	4.95%
10 Years	6.03%
Inception Date	Dec 1, 1993
Class N
Average Annual Return:
1 Year	11.20%
5 Years	5.39%
10 Years	7.39%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	12.95%
5 Years	6.11%
10 Years	6.76%
Inception Date	Feb 1, 2001
MSCI World Index
Average Annual Return:
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	3.07% [1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	2.13% [2]

[1]	From 2-28-01
[2]	From 1-31-01

Market Index Performance (S000007055 Member)	0 Months Ended
Feb. 14, 2011
MSCI World Index
Average Annual Return:
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	3.07% [1]
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	2.13% [2]

[1]	From 2-28-01
[2]	From 1-31-01

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global Opportunities Fund
Central Index Key	dei_EntityCentralIndexKey	0000861457
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Oppenheimer Global Opportunities Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Oppenheimer Global Opportunities Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years	rr_AverageAnnualReturnYear10	3.07%	[1]
Oppenheimer Global Opportunities Fund | (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years	rr_AverageAnnualReturnYear10	2.13%	[2]
Oppenheimer Global Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,986
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	693
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	944
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,986
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 22, 1990
Oppenheimer Global Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,094
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,094
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 1995
Oppenheimer Global Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,339
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,082
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,339
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 1993
Oppenheimer Global Opportunities Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,913
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	507
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,913
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	5.39%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Oppenheimer Global Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	500
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,112
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2001
Global Opportunities Fund | Oppenheimer Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation consistent with preservation of principal, while providing current income.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 12 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. The portfolio manager expects some of those securities to pay dividends, which would produce income for the Fund. The Fund currently emphasizes investments in equities, but it may also invest in debt securities and may invest up to 25% of its assets in "lower-grade" securities, commonly known as "junk bonds." The Fund is not required to allocate any set percentage of its assets to any particular country or allocate any set percentage to seek capital appreciation or income.
Typically, the Fund invests in a number of different countries and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets. As a fundamental policy, the Fund normally will invest in at least four countries, including the United States.
The Fund does not limit its investments to companies in a particular capitalization range, but currently invests a substantial portion of its assets in small- and mid-sized companies (currently, those having a market capitalization less than  $11 billion).
The portfolio manager looks for U.S. and foreign companies with high growth potential that he believes have reasonably priced stocks in relation to overall stock market valuations. The portfolio manager looks for growth opportunities such as companies in industries with substantial barriers to new competition, for example, businesses with high start-up costs or patent protection. The Fund may also invest in securities of issuers in "special situations," such as mergers, reorganizations, restructurings or other unusual events.
The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring and demographic changes. At times, the Fund might seek to take advantage of changes in the business cycle by investing in companies or industries that are sensitive to those changes. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in these factors which may trigger a decision to sell a security, but does not require a decision to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Their governments may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.
Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.
Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term from a fund that invests in U.S. and foreign issuers. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks and foreign securities. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/GlobalOpportunitiesFund

Annual Return 2001	rr_AnnualReturn2001	(16.32%)
Annual Return 2002	rr_AnnualReturn2002	(26.99%)
Annual Return 2003	rr_AnnualReturn2003	57.25%
Annual Return 2004	rr_AnnualReturn2004	29.88%
Annual Return 2005	rr_AnnualReturn2005	17.43%
Annual Return 2006	rr_AnnualReturn2006	11.00%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(41.92%)
Annual Return 2009	rr_AnnualReturn2009	75.79%
Annual Return 2010	rr_AnnualReturn2010	12.63%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges and taxes are not included in the calculations and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 33.92% (2nd Qtr 09) and the lowest return was -25.26% (3rd Qtr 02). For the period from January 1, 2010 through December 31, 2010 the cumulative return before taxes was 12.63%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption

[1]	From 2-28-01
[2]	From 1-31-01
[3]
The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. The Manager has also agreed to waive fees/and or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. Each expense limitation may be amended or withdrawn after one year from the date of this prospectus.